Property, Plant and Equipment - Additional Information (Details) - Property, plant and equipment - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Depreciation	$ 60	$ 0	$ 0
Gain on disposal of plant and equipment	$ 100	$ 0	$ 0